Business Acquisition - Company's consolidated statements of operations (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Jun. 30, 2021
Business Acquisition
Revenue	$ 2,614	$ 13,219	$ 405,714
Net Income	$ 364	$ 1,450	$ 19,567